CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 255,000	$ 471,000
Cost of revenues	2,449,000	2,532,000
Gross margin	(2,194,000)	(2,061,000)
Operating expenses
General and administrative	13,524,000	15,065,000
Bad debt expense related to termination of managed service agreements	4,358,000	1,370,000
Depreciation and amortization	6,000	9,000
Goodwill impairment charge		3,423,000
Intangibles impairment charge		117,000
Total operating expenses	17,888,000	19,984,000
Loss from operations	(20,082,000)	(22,045,000)
Other income (expenses)
Income from equity method investments	43,000	39,000
Gain on Paycheck Protection Program loan forgiveness		1,665,000
Interest income	11,000
Interest expense	(2,031,000)	(1,639,000)
Other income (expense), net	557,000
Accretion expense (Note 9)	(681,000)	(681,000)
Total other expense, net	(2,101,000)	(616,000)
Loss from continuing operations before income taxes	(22,183,000)	(22,661,000)
Income tax benefit (expense) on continuing operations	736,000	(202,000)
Loss from continuing operations	(21,447,000)	(22,863,000)
Loss from discontinued operations, net of tax	(4,631,000)	(7,249,000)
Net loss	$ (26,078,000)	$ (30,112,000)
Loss per share
Loss from continuing operations, basic	$ (5.01)	$ (30.42)
Loss from continuing operations, diluted	(5.01)	(30.42)
Discontinued operations, basic and diluted
Loss from discontinued operations, basic	(1.08)	(9.64)
Loss from discontinued operations, diluted	(1.08)	(9.64)
Loss per share, basic	(6.10)	(40.06)
Loss per share, diluted	$ (6.10)	$ (40.06)
Weighted average number of shares used in per share calculation - basic	4,276,820	751,659
Weighted average number of shares used in per share calculation - diluted	4,276,820	751,659